Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS High Income VIP
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 87.8%
Communication Services 13.3%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	200,000	172,500
144A, 10.5%, 5/15/2027	200,000	209,301
Altice France SA:
144A, 5.5%, 1/15/2028	200,000	185,340
144A, 8.125%, 2/1/2027	200,000	206,226
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027	75,000	70,370
144A, 6.75%, 3/31/2029	55,000	51,356
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	140,000	134,434
144A, 5.0%, 2/1/2028	250,000	247,375
144A, 5.125%, 5/1/2027	375,000	375,553
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	320,000	316,541
CommScope Technologies LLC:
144A, 5.0%, 3/15/2027 (b)	75,000	65,143
144A, 6.0%, 6/15/2025	110,000	104,182
CSC Holdings LLC:
144A, 5.75%, 1/15/2030	200,000	178,000
144A, 6.5%, 2/1/2029	200,000	201,588
Directv Financing LLC, 144A, 5.875%, 8/15/2027	125,000	122,969
DISH DBS Corp.:
144A, 5.25%, 12/1/2026	140,000	133,350
144A, 5.75%, 12/1/2028	125,000	118,281
5.875%, 11/15/2024	96,000	95,760
7.375%, 7/1/2028 (b)	50,000	47,375
7.75%, 7/1/2026	90,000	89,415
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	165,000	158,400
144A, 6.0%, 1/15/2030	50,000	46,250
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027	125,000	123,594
8.375%, 5/1/2027	75,000	77,546
Iliad Holding SASU, 144A, 6.5%, 10/15/2026	200,000	200,540
Lamar Media Corp., 4.875%, 1/15/2029	80,000	79,400
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	189,000	194,160
Lumen Technologies, Inc.:
144A, 4.0%, 2/15/2027	100,000	93,133
144A, 5.125%, 12/15/2026 (b)	400,000	381,000
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029	70,000	65,118
144A, 5.0%, 8/15/2027	140,000	136,861
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026	55,000	53,075
144A, 6.5%, 9/15/2028	100,000	94,562
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	110,000	104,002
Telecom Italia Capital SA, 6.375%, 11/15/2033	155,000	148,138

Uber Technologies, Inc.:
144A, 4.5%, 8/15/2029		20,000	18,750
144A, 6.25%, 1/15/2028		25,000	25,849
144A, 7.5%, 5/15/2025		120,000	125,220
144A, 7.5%, 9/15/2027		50,000	53,313
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	342,412
Vodafone Group PLC, 7.0%, 4/4/2079		185,000	204,281
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	370,000	361,218
Ziggo BV, 144A, 4.875%, 1/15/2030		290,000	273,102
			6,484,983
Consumer Discretionary 17.4%
Affinity Gaming, 144A, 6.875%, 12/15/2027		160,000	155,600
Arko Corp., 144A, 5.125%, 11/15/2029		60,000	54,600
Bath & Body Works, Inc.:
144A, 6.625%, 10/1/2030		70,000	73,500
6.875%, 11/1/2035		200,000	206,000
144A, 9.375%, 7/1/2025		35,000	39,949
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029		30,000	27,714
Boyd Gaming Corp.:
4.75%, 12/1/2027		130,000	129,350
144A, 8.625%, 6/1/2025 (b)		60,000	63,022
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		210,000	196,350
144A, 6.25%, 7/1/2025		270,000	278,759
144A, 8.125%, 7/1/2027		410,000	439,297
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		20,000	20,412
Carnival Corp.:
144A, 5.75%, 3/1/2027		170,000	162,123
144A, 6.0%, 5/1/2029		30,000	28,270
144A, 7.625%, 3/1/2026		98,000	98,640
144A, 9.875%, 8/1/2027		130,000	143,692
REG S, 10.125%, 2/1/2026	EUR	100,000	123,446
144A, 10.5%, 2/1/2026		80,000	88,953
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	100,000	109,242
REG S, 4.375%, 5/15/2026	EUR	200,000	218,484
144A, 8.5%, 5/15/2027		55,000	57,063
Dana, Inc.:
5.375%, 11/15/2027		55,000	54,656
5.625%, 6/15/2028		25,000	25,263
Ford Motor Co., 4.346%, 12/8/2026		160,000	160,973
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025		209,000	204,286
3.625%, 6/17/2031		240,000	216,786
4.95%, 5/28/2027		200,000	203,360
5.113%, 5/3/2029 (b)		200,000	201,186
5.125%, 6/16/2025		230,000	234,600
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029 (b)		110,000	99,000
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031		30,000	27,872
144A, 5.0%, 6/1/2029		90,000	85,887
Jaguar Land Rover Automotive PLC, 144A, 5.875%, 1/15/2028		200,000	183,615
M/I Homes, Inc., 4.95%, 2/1/2028		130,000	122,525
Macy's Retail Holdings LLC:
144A, 5.875%, 4/1/2029 (b)		145,000	144,637
144A, 5.875%, 3/15/2030		10,000	9,865
144A, 6.125%, 3/15/2032		10,000	9,875

MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029	50,000	44,250
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029	50,000	47,125
144A, 6.125%, 9/15/2025	75,000	76,875
Mattel, Inc., 144A, 3.375%, 4/1/2026	75,000	73,431
Meritage Homes Corp., 144A, 3.875%, 4/15/2029	105,000	100,012
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	100,000	92,186
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	100,000	94,250
144A, 5.875%, 3/15/2026	250,000	237,540
NCL Finance Ltd., 144A, 6.125%, 3/15/2028 (b)	60,000	55,641
Newell Brands, Inc.:
4.45%, 4/1/2026	440,000	442,750
5.75%, 4/1/2046	60,000	62,700
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027	60,000	66,375
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	97,000	98,576
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	170,000	163,285
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028	55,000	49,025
144A, 4.25%, 7/1/2026	10,000	9,302
144A, 5.375%, 7/15/2027	30,000	28,823
144A, 5.5%, 8/31/2026	30,000	29,154
144A, 5.5%, 4/1/2028 (b)	110,000	104,864
144A, 9.125%, 6/15/2023	210,000	218,662
144A, 10.875%, 6/1/2023	110,000	117,049
144A, 11.5%, 6/1/2025	30,000	32,966
Scientific Games International, Inc., 144A, 7.0%, 5/15/2028	235,000	243,576
Staples, Inc., 144A, 7.5%, 4/15/2026	110,000	106,822
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/2030 (b)	75,000	73,313
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	120,000	125,100
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027	160,000	159,847
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	100,000	103,288
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027	105,000	95,699
144A, 7.0%, 2/15/2029	90,000	82,800
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029	15,000	13,691
White Cap Parent LLC, 144A, 8.25%, 3/15/2026	75,000	73,687
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025	125,000	125,002
Wynn Macau Ltd., 144A, 5.625%, 8/26/2028	200,000	173,752
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029 (b)	60,000	56,475
Yum Brands, Inc., 5.375%, 4/1/2032 (c)	100,000	100,226
		8,476,971
Consumer Staples 1.8%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027	98,000	94,738
144A, 5.875%, 2/15/2028	60,000	59,797
JBS U.S.A. LUX SA, 144A, 6.75%, 2/15/2028	235,000	247,749
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031	245,000	226,625
144A, 5.875%, 9/30/2027	230,000	232,160
Post Holdings, Inc., 144A, 5.5%, 12/15/2029	20,000	19,243
		880,312

Energy 18.6%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	70,000	69,929
144A, 5.75%, 3/1/2027	130,000	132,391
144A, 5.75%, 1/15/2028	90,000	91,912
144A, 7.875%, 5/15/2026	56,000	60,599
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	50,000	51,063
144A, 7.625%, 2/1/2029	138,000	149,168
144A, 8.375%, 7/15/2026	42,000	46,305
Apache Corp., 5.1%, 9/1/2040 (b)	57,000	57,428
Archrock Partners LP:
144A, 6.25%, 4/1/2028	220,000	216,830
144A, 6.875%, 4/1/2027	110,000	111,234
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	30,000	29,643
144A, 8.25%, 12/31/2028	65,000	68,283
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	80,000	76,637
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	30,000	27,279
4.5%, 10/1/2029	272,000	273,360
Cheniere Energy, Inc., 4.625%, 10/15/2028	100,000	100,335
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	75,000	77,437
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	135,000	136,350
144A, 7.25%, 3/14/2027	100,000	105,816
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	170,000	175,261
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	30,000	29,559
144A, 6.75%, 3/1/2029	155,000	159,895
144A, 7.5%, 5/15/2025	18,000	18,270
DCP Midstream Operating LP:
3.25%, 2/15/2032	50,000	45,000
5.125%, 5/15/2029	80,000	82,279
5.375%, 7/15/2025	367,000	378,417
5.625%, 7/15/2027	50,000	52,419
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	155,000	148,615
144A, 4.375%, 6/15/2031	30,000	28,725
Endeavor Energy Resources LP:
144A, 5.75%, 1/30/2028	170,000	175,737
144A, 6.625%, 7/15/2025	35,000	36,313
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	50,000	46,750
5.5%, 7/15/2028	55,000	55,215
144A, 6.0%, 7/1/2025	140,000	142,806
144A, 6.5%, 7/1/2027	80,000	83,563
EQT Corp.:
144A, 3.625%, 5/15/2031 (b)	100,000	95,500
5.0%, 1/15/2029	85,000	87,749
6.625%, 2/1/2025	105,000	110,908
7.5%, 2/1/2030	80,000	92,700
Genesis Energy LP, 7.75%, 2/1/2028	75,000	75,398
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	155,000	158,314
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030	110,000	103,796
144A, 5.125%, 6/15/2028	75,000	74,951

Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	155,000	155,093
144A, 6.0%, 2/1/2031	110,000	110,275
144A, 6.25%, 11/1/2028	35,000	35,175
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/2027	40,000	39,200
MEG Energy Corp., 144A, 7.125%, 2/1/2027	59,000	61,773
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	55,000	54,536
5.625%, 5/1/2027	65,000	66,056
Nabors Industries, Inc.:
5.75%, 2/1/2025	105,000	102,178
144A, 7.375%, 5/15/2027	105,000	109,069
NuStar Logistics LP:
5.75%, 10/1/2025	80,000	81,500
6.375%, 10/1/2030	30,000	30,406
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	40,000	41,000
Occidental Petroleum Corp.:
5.5%, 12/1/2025	135,000	142,060
5.55%, 3/15/2026	105,000	111,300
6.125%, 1/1/2031	255,000	286,875
6.45%, 9/15/2036	105,000	123,342
6.625%, 9/1/2030	225,000	258,187
8.0%, 7/15/2025	175,000	196,525
8.5%, 7/15/2027	100,000	118,372
Parkland Corp., 144A, 5.875%, 7/15/2027	80,000	79,800
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	30,000	30,450
Range Resources Corp.:
144A, 4.75%, 2/15/2030 (b)	10,000	9,932
8.25%, 1/15/2029	280,000	306,855
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	75,000	76,125
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	60,000	64,448
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	30,000	30,028
SM Energy Co., 6.5%, 7/15/2028 (b)	80,000	82,554
Southwestern Energy Co.:
4.75%, 2/1/2032	70,000	69,912
5.375%, 2/1/2029	155,000	156,937
5.95%, 1/23/2025	36,000	37,635
7.75%, 10/1/2027 (b)	100,000	105,875
8.375%, 9/15/2028	50,000	54,875
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031	60,000	56,250
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026 (b)	115,000	110,041
Sunoco LP:
4.5%, 5/15/2029	56,000	52,832
5.875%, 3/15/2028	35,000	35,350
6.0%, 4/15/2027	52,000	52,975
Superior Plus LP, 144A, 4.5%, 3/15/2029	30,000	28,189
Targa Resources Partners LP:
5.0%, 1/15/2028	265,000	268,571
5.5%, 3/1/2030	90,000	93,469
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	192,187	190,266
USA Compression Partners LP:
6.875%, 4/1/2026	142,000	143,278
6.875%, 9/1/2027	100,000	100,384
Venture Global Calcasieu Pass LLC, 144A, 4.125%, 8/15/2031	30,000	29,435
Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029	330,000	349,515
		9,079,042

Financials 0.9%
Navient Corp., 6.125%, 3/25/2024	393,000	399,878
OneMain Finance Corp., 8.875%, 6/1/2025	50,000	52,677
		452,555
Health Care 8.4%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	250,000	246,809
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	55,000	50,189
144A, 6.125%, 8/1/2028	80,000	79,400
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029	145,000	134,850
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027 (b)	195,000	194,468
144A, 9.25%, 4/1/2026	135,000	138,262
Bausch Health Companies, Inc., 144A, 6.125%, 4/15/2025	122,000	123,067
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027	125,000	126,457
Centene Corp., 4.625%, 12/15/2029	275,000	277,225
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	65,000	61,306
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	115,000	108,675
144A, 5.25%, 5/15/2030	90,000	86,381
144A, 5.625%, 3/15/2027	235,000	239,332
144A, 6.0%, 1/15/2029	65,000	65,679
144A, 6.125%, 4/1/2030 (b)	50,000	46,524
144A, 6.875%, 4/15/2029 (b)	140,000	137,550
Encompass Health Corp.:
4.5%, 2/1/2028	45,000	44,100
4.75%, 2/1/2030	137,000	131,520
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	70,000	63,875
HCA, Inc., 5.625%, 9/1/2028	220,000	237,875
IQVIA, Inc., 144A, 5.0%, 5/15/2027	220,000	222,430
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027	75,000	72,457
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029 (b)	225,000	212,599
Organon & Co, 144A, 4.125%, 4/30/2028	200,000	190,541
Owens & Minor, Inc.:
144A, 4.5%, 3/31/2029 (b)	55,000	52,525
144A, 6.625%, 4/1/2030	50,000	51,450
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	60,000	62,763
Select Medical Corp., 144A, 6.25%, 8/15/2026	125,000	129,405
Tenet Healthcare Corp.:
4.625%, 7/15/2024	21,000	21,090
144A, 4.875%, 1/1/2026	250,000	252,187
144A, 5.125%, 11/1/2027	150,000	150,706
144A, 6.25%, 2/1/2027	75,000	76,995
		4,088,692
Industrials 11.3%
ADT Security Corp., 144A, 4.875%, 7/15/2032	50,000	46,000
Allied Universal Holdco LLC, 144A, 6.0%, 6/1/2029 (b)	200,000	176,433
American Airlines, Inc.:
144A, 5.5%, 4/20/2026	275,000	277,062
144A, 5.75%, 4/20/2029	135,000	134,494
144A, 11.75%, 7/15/2025	120,000	140,099
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	30,000	28,200
Bombardier, Inc.:
144A, 6.0%, 2/15/2028 (b)	200,000	187,448
144A, 7.5%, 3/15/2025	82,000	82,418

Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032	80,000	74,500
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	100,000	97,608
Covanta Holding Corp.:
144A, 4.875%, 12/1/2029	40,000	38,188
5.0%, 9/1/2030	100,000	94,750
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	78,000	66,506
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (b)	51,000	46,577
144A, 7.0%, 5/1/2025	71,000	76,049
First Student Bidco, Inc., 144A, 4.0%, 7/31/2029	90,000	83,927
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	80,000	78,536
144A, 4.25%, 6/1/2025	40,000	39,748
144A, 5.125%, 12/15/2026	50,000	50,425
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	125,000	125,071
Hertz Corp., 144A, 4.625%, 12/1/2026	140,000	130,736
Howmet Aerospace, Inc., 6.875%, 5/1/2025	140,000	152,026
Imola Merger Corp., 144A, 4.75%, 5/15/2029	365,000	351,480
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025	80,000	77,000
Madison IAQ LLC:
144A, 4.125%, 6/30/2028	90,000	82,948
144A, 5.875%, 6/30/2029	60,000	53,850
Masonite International Corp., 144A, 5.375%, 2/1/2028	74,000	74,555
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029	60,000	56,463
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	130,000	135,525
MIWD Holdco II LLC, 144A, 5.5%, 2/1/2030	60,000	56,025
Moog, Inc., 144A, 4.25%, 12/15/2027	160,000	155,400
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	95,000	93,338
Nielsen Finance LLC, 144A, 5.625%, 10/1/2028	265,000	266,908
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	65,000	59,468
144A, 5.75%, 4/15/2026	135,000	137,724
144A, 6.25%, 1/15/2028	135,000	132,110
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	155,000	153,062
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	189,000	201,285
Summit Materials LLC, 144A, 5.25%, 1/15/2029	54,000	53,325
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	200,000	197,806
TransDigm, Inc.:
4.625%, 1/15/2029	85,000	79,472
5.5%, 11/15/2027	115,000	114,138
144A, 6.25%, 3/15/2026	335,000	343,924
United Airlines, Inc., 144A, 4.375%, 4/15/2026	160,000	157,388
United Rentals North America, Inc., 5.25%, 1/15/2030	80,000	82,500
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025	40,000	41,613
144A, 7.25%, 6/15/2028	105,000	111,524
		5,495,632
Information Technology 1.3%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025	60,000	62,192
Clarivate Science Holdings Corp.:
144A, 3.875%, 7/1/2028	90,000	85,839
144A, 4.875%, 7/1/2029	60,000	56,449
Microchip Technology, Inc., 4.25%, 9/1/2025	140,000	141,671
Minerva Merger Sub, Inc., 144A, 6.5%, 2/15/2030	60,000	58,207
NCR Corp., 144A, 5.125%, 4/15/2029	190,000	182,655
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028	30,000	30,600
		617,613

Materials 7.3%
Arconic Corp., 144A, 6.125%, 2/15/2028	245,000	245,824
Chemours Co.:
5.375%, 5/15/2027	95,000	94,762
144A, 5.75%, 11/15/2028	290,000	281,770
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028	80,000	74,300
144A, 5.375%, 2/1/2025	110,000	111,237
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029	31,000	30,575
144A, 4.875%, 3/1/2031 (b)	101,000	99,864
144A, 6.75%, 3/15/2026	175,000	183,750
Clydesdale Acquisition Holdings, Inc., 144A, 6.625%, 4/15/2029 (c)	20,000	20,225
EverArc Escrow Sarl, 144A, 5.0%, 10/30/2029	90,000	82,238
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026	200,000	205,570
144A, 6.875%, 10/15/2027	300,000	314,250
Freeport-McMoRan, Inc., 5.0%, 9/1/2027	105,000	107,807
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026	60,000	58,300
144A, 6.125%, 4/1/2029	100,000	103,000
LABL, Inc.:
144A, 5.875%, 11/1/2028	30,000	28,125
144A, 6.75%, 7/15/2026	100,000	98,875
LSF11 A5 Holdco LLC, 144A, 6.625%, 10/15/2029 (b)	160,000	148,856
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025	105,000	104,067
Methanex Corp., 5.125%, 10/15/2027	120,000	120,600
Novelis Corp., 144A, 4.75%, 1/30/2030	375,000	364,074
PMHC II, Inc., 144A, 9.0%, 2/15/2030	75,000	66,000
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/2029	80,000	74,600
SCIL IV LLC , 144A, 5.375%, 11/1/2026	200,000	184,000
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026	125,000	128,719
Tronox, Inc.:
144A, 4.625%, 3/15/2029	205,000	191,931
144A, 6.5%, 5/1/2025	30,000	31,031
		3,554,350
Real Estate 4.1%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028	120,000	125,400
Iron Mountain Information Management Services, Inc., 144A, (REIT), 5.0%, 7/15/2032	40,000	37,500
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029	60,000	57,112
144A, (REIT), 5.0%, 7/15/2028	75,000	73,115
144A, (REIT), 5.25%, 3/15/2028	145,000	143,057
144A, (REIT), 5.25%, 7/15/2030	100,000	98,000
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	100,000	98,375
(REIT), 4.75%, 10/1/2024	170,000	171,389
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029	90,000	88,425
144A, (REIT), 4.625%, 6/15/2025	233,000	234,748
(REIT), 5.75%, 2/1/2027	310,000	327,438
MPT Operating Partnership LP:
(REIT), 3.5%, 3/15/2031	105,000	97,515
(REIT), 4.625%, 8/1/2029	140,000	138,600

Realogy Group LLC:
144A, 5.25%, 4/15/2030	50,000	46,000
144A, 5.75%, 1/15/2029	150,000	141,375
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030	80,000	72,000
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025 (b)	35,000	31,621
		1,981,670
Utilities 3.4%
AmeriGas Partners LP:
5.5%, 5/20/2025	205,000	205,016
5.75%, 5/20/2027	110,000	109,587
Calpine Corp.:
144A, 4.5%, 2/15/2028	200,000	195,096
144A, 4.625%, 2/1/2029	30,000	27,600
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	115,000	115,498
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	210,000	212,519
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	127,541
144A, 5.25%, 6/15/2029	157,000	153,425
5.75%, 1/15/2028	200,000	203,281
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	90,000	88,543
PG&E Corp., 5.25%, 7/1/2030	75,000	72,743
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	135,000	127,575
		1,638,424
Total Corporate Bonds (Cost $43,595,245)		42,750,244

Loan Participations and Assignments 3.4%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	167,364	160,286
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8/21/2026 (e)	199,489	196,434
Directv Financing LLC, Term Loan, 1-month USD-LIBOR + 5.0%, 5.75%, 8/2/2027	191,000	191,037
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/2/2028	79,924	79,855
Frontier Communications Corp., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.733%, 5/1/2028	149,622	147,627
Gray Television, Inc., Term Loan B, 2/7/2024 (e)	125,000	124,344
McAfee LLC, Term Loan B, 3/1/2029 (e)	125,000	124,297
Naked Juice LLC:
Delayed Draw Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	1,000	986
Term Loan, SOFR + 3.25%, 3.75%, 1/24/2029	22,000	21,686
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/27/2028	129,675	128,757
Pacific Gas & Electric Co., Term Loan, 1-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	199,492	197,436
Penn National Gaming, Inc., Term Loan A, 10/19/2023 (e)	94,815	94,033
Tronox Finance LLC, Term Loan B, 3/10/2028 (e)	200,000	197,501
Total Loan Participations and Assignments (Cost $1,681,600)		1,664,279
	Shares	Value ($)

Exchange-Traded Funds 3.3%
iShares iBoxx High Yield Corporate Bond ETF (b)	2,800	230,412
SPDR Bloomberg High Yield Bond ETF (b)	13,200	1,353,000
Total Exchange-Traded Funds (Cost $1,600,701)		1,583,412

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	287	1,992

Warrants 0.2%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	95,860

Securities Lending Collateral 9.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (g) (h) (Cost $4,641,103)	4,641,103	4,641,103

Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 0.28% (g) (Cost $2,715,025)	2,715,025	2,715,025

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $54,477,960)	109.8	53,451,915
Other Assets and Liabilities, Net	(9.8)	(4,751,719)
Net Assets	100.0	48,700,196
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 9.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (g) (h)
1,857,630	2,783,473 (i)	—	—	—	1,543	—	4,641,103	4,641,103
Cash Equivalents 5.6%
DWS Central Cash Management Government Fund, 0.28% (g)
2,785,992	4,028,637	4,099,604	—	—	608	—	2,715,025	2,715,025
4,643,622	6,812,110	4,099,604	—	—	2,151	—	7,356,128	7,356,128
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $4,493,152, which is 9.2% of net assets.
(c)	When-issued security.
(d)	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June of 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At March 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	765,765	USD	846,446	4/29/2022	(1,405)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$42,750,244	$—	$42,750,244
Loan Participations and Assignments	—	1,664,279	—	1,664,279
Exchange-Traded Funds	1,583,412	—	—	1,583,412
Common Stocks	1,992	—	—	1,992
Warrants	—	—	95,860	95,860
Short-Term Investments (a)	7,356,128	—	—	7,356,128
Total	$8,941,532	$44,414,523	$95,860	$53,451,915
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(1,405)	$—	$(1,405)
Total	$—	$(1,405)	$—	$(1,405)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ (1,405)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH1
R-080548-1 (1/23)